Employee Remuneration	6 Months Ended
Oct. 31, 2024
Disclosure of employee benefits expenses [abstract]
EMPLOYEE REMUNERATION
10.
EMPLOYEE REMUNERATION

Expenses recognized for employee benefits for the three and six months ended October 31, 2024 and 2023 are detailed below:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
Wages, salaries	2,338	2,747	5,013	5,526
Employee benefits	261	264	470	604
Payroll taxes	188	183	388	364
Severance	—	—	—	60
Share-based expense	170	297	322	1,120
	2,957	3,491	6,193	7,674